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                      THE BB&T DIRECTOR (SERIES II AND IIR)
                              SEPARATE ACCOUNT TWO
                         HARTFORD LIFE INSURANCE COMPANY

                               FILE NO. 333-69485


        SUPPLEMENT DATED JULY 2, 2004 TO THE PROSPECTUS DATED MAY 3, 2004





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                SUPPLEMENT DATED JULY 2, 2004 TO YOUR PROSPECTUS

The following Sub-Accounts are closed until August 2, 2004:

-        BB&T SPECIAL OPPORTUNITIES EQUITY FUND SUB-ACCOUNT

-        BB&T TOTAL RETURN BOND FUND SUB-ACCOUNT






THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV- 4326